Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Dec. 31, 2010	Dec. 31, 2009
CURRENT ASSETS
Cash and cash equivalents	$ 1,050.7	$ 1,141.4
Accounts receivable, net	214.6	324.6
Other	171.4	186.8
Total current assets	1,436.7	1,652.8
PROPERTY AND EQUIPMENT, AT COST	6,744.6	6,151.2
Less accumulated depreciation	1,694.7	1,673.9
Property and equipment, net	5,049.9	4,477.3
GOODWILL	336.2	336.2
LONG-TERM INVESTMENTS	44.5	60.5
OTHER ASSETS, NET	184.2	220.4
Total assets	7,051.5	6,747.2
CURRENT LIABILITIES
Accounts payable - trade	163.5	159.1
Accrued liabilities and other	168.3	308.6
Current maturities of long-term debt	17.2	17.2
Total current liabilities	349.0	484.9
LONG-TERM DEBT	240.1	257.2
DEFERRED INCOME TAXES	358.0	377.3
OTHER LIABILITIES	139.4	120.7
COMMITMENTS AND CONTINGENCIES
ENSCO SHAREHOLDERS' EQUITY
Additional paid-in capital	637.1	602.6
Retained earnings	5,305.0	4,879.2
Accumulated other comprehensive income	11.1	5.2
Treasury shares, at cost, 7.1 million shares and 7.5 million shares	(8.8)	(2.9)
Total Ensco shareholders' equity	5,959.5	5,499.2
NONCONTROLLING INTERESTS	5.5	7.9
Total equity	5,965.0	5,507.1
Total liabilities and shareholders' equity	7,051.5	6,747.2
Common Class A, Par Value In USD [Member]
ENSCO SHAREHOLDERS' EQUITY
Common shares, value	15.0	15.0
Common Class B, Par Value In GBP [Member]
ENSCO SHAREHOLDERS' EQUITY
Common shares, value	$ 0.1	$ 0.1